Deferred tax (Tables)	12 Months Ended
Jun. 30, 2025
Deferred tax
Schedule of deferred tax

		2025	2024
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(31 988)	(32 422)
Current year charge		(1 164)	(292)
per the income statement	9	(1 227)	(417)
per the statement of comprehensive income		63	125
Foreign exchange differences recognised in income statement		14	26
Translation of foreign operations		813	700
Balance at end of year		(32 325)	(31 988)

Comprising
Deferred tax assets		(35 803)	(37 193)
Deferred tax liabilities		3 478	5 205
		(32 325)	(31 988)

	2025	2024
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
South Africa	(4 564)	(4 193)
United States of America	(27 426)	(25 608)
Germany	1 087	964
Mozambique	(1 410)	(1 567)
Other	(12)	(1 584)
	(32 325)	(31 988)
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	17 102	14 768
Right of use assets	1 573	1 677
Current assets	(1 396)	(1 216)
Short- and long-term provisions	(3 672)	(4 284)
Calculated tax losses	(39 896)	(39 666)
Financial liabilities	374	225
Lease liabilities	(2 979)	(2 922)
Other¹	(6 909)	(5 775)
	(35 803)	(37 193)
Net deferred tax liabilities:
Property, plant and equipment	5 054	6 833
Right of use assets	461	490
Current assets	129	138
Short- and long-term provisions	(2 116)	(1 928)
Calculated tax losses	(8)	(4)
Financial liabilities	107	106
Lease liabilities	(501)	(543)
Other	352	113
	3 478	5 205

1Other mainly relates to the US interest expense limitation carry forward of R6,1 billion (2024: R5,0 billion).

	2025	2024
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	331 602	326 354
Utilised against the deferred tax balance	(211 270)	(209 025)
Not recognised as a deferred tax asset	120 332	117 329
Calculated tax losses carried forward that have not been recognised:*
Expiry between one and five years	575	—
Expiry thereafter	8 066	1 395
Indefinite life	111 691	115 934
	120 332	117 329
*

Mainly US deferred tax asset previously recognised on tax losses; the deferred tax asset was reversed in 2024 as it is no longer considered probable that sufficient future taxable income will be available in the foreseeable future to fully recover the deferred tax asset. Refer to note 9.

Schedule of unremitted earnings

	2025	2024
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	33 594	34 256
Europe	23 745	22 766
Rest of Africa	3 523	3 903
Other	6 326	7 587

Tax effect if remitted	798	795
Europe	457	458
Rest of Africa	282	312
Other	59	25

Schedule of dividend withholding tax

	2025	2024
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	90 913	84 328
Maximum withholding tax payable by shareholders if distributed to individuals	18 183	16 866